Note 19 - Share-based Compensation (Details Textual) ¥ / shares in Units, ¥ in Thousands			1 Months Ended	12 Months Ended
	Mar. 12, 2012 $ / shares shares	Mar. 12, 2012 $ / shares ¥ / shares shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 $ / shares	Dec. 31, 2013 $ / shares	Dec. 31, 2012 $ / shares	Dec. 31, 2009	Mar. 12, 2012 ¥ / shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				69,118,158	2,597,400	6,754,720
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period				400,000	147,994	429,328
Options 2012 Plan G [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Modified Exercise Price | (per share)	$ 0.001	$ 0.001									¥ 0.006
Allocated Share-based Compensation Expense | ¥					¥ 4,367	¥ 12,940
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				34,570,812
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period				400,000	10	114,250
Options 2012 Plan G [Member] | Directors and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award	92,845,000	92,845,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years	5 years
Fair Value Assumptions, Exercise Price | (per share)	$ 0.30	$ 0.30									1.90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value | (per share)	0.04	$ 0.26
Options 2012 Plan G [Member] | Director [Member]
Fair Value Assumptions, Exercise Price | (per share)	0.31	$ 0.31									1.98
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value | (per share)	$ 0.03	$ 0.17
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	3,200,000	3,200,000
Options 2012 Plan H [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award	3,800,000	3,800,000
Fair Value Assumptions, Exercise Price | (per share)	$ 0.30	$ 0.30									1.90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value | (per share)	0.04	$ 0.26
Share-based Compensation Arrangement by Share-based Payment Award, Options, Modified Exercise Price | (per share)	$ 0.001	$ 0.001									¥ 0.006
Allocated Share-based Compensation Expense | ¥					¥ 570	¥ 1,213
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				875,326
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period					147,984	284,978
Options 2012 Plan H [Member] | Entrepreneurial Agents [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	3,000,000	3,000,000
Options 2012 Plan H [Member] | Captains [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	800,000	800,000
Option H1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	40.00%	40.00%
Option H2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	40.00%	40.00%
Option H3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	20.00%	20.00%
Option H4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	40.00%	40.00%
Option H5 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	40.00%	40.00%
Option H6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	20.00%	20.00%
Options 2008 and Options 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										4 years
Allocated Share-based Compensation Expense | ¥			¥ 6,700	¥ 0	¥ 0	¥ 0
Options 2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				6,226,480
Options 2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				27,445,540
Inscom Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value | $ / shares							$ 0	$ 0	$ 0
Allocated Share-based Compensation Expense | ¥				¥ 0	¥ 0	¥ 0